Other non-financial liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 5,501	$ 4,460	$ 6,897
of which: net defined benefit liability	739	704	691
Current tax liabilities	934	1,697	1,536
Deferred tax liabilities	322	303	283
VAT, withholding tax and other tax payables	914	888	1,067
Deferred income	639	596	614
Liabilities of disposal groups held for sale			1,212
Other	119	80	304
Total other non-financial liabilities	$ 8,429	$ 8,024	$ 11,911